UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2005

Date of reporting period:	6/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

Jennison Small Company Fund, Inc.

Schedule of Investments
as of June 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.4%
Common Stocks
Aerospace & Defense 0.9%
125,250	Engineered Support Systems, Inc.	$4,487,708

Airlines 0.7%
205,600	Skywest, Inc.	3,737,808

Biotechnology 0.6%
76,300	Martek Biosciences Corp. (a)(b)	2,895,585

Capital Markets 2.5%
455,200	Eaton Vance Corp. (b)	10,883,832
53,600	Piper Jaffray Companies (a)	1,631,048

		12,514,880

Chemicals 1.8%
191,000	Airgas, Inc.	4,711,970
127,700	Cabot Corp.	4,214,100

		8,926,070

Commercial Banks 1.4%
446,500	UCBH Holdings, Inc.	7,251,160

Commercial Services & Supplies 8.4%
220,100	FTI Consulting, Inc. (a)(b)	4,600,090
216,320	Hewitt Associates, Inc., Class A (a)	5,734,643
332,850	Iron Mountain, Inc. (a)(b)	10,325,007
207,600	Monster Worldwide, Inc. (a)	5,953,968
113,700	Stericycle, Inc. (a)	5,721,384
109,600	Watson Wyatt & Co. Holdings	2,809,048
186,900	West Corp. (a)(b)	7,176,960

		42,321,100

Communications Equipment 2.0%
182,100	ADTRAN, Inc.	4,514,259
114,000	Avocent Corp. (a)	2,979,960
150,200	Tekelec, Inc. (a)	2,523,360

		10,017,579

Computer & Peripherals 0.9%
195,600	Emulex Corp. (a)	3,571,656
71,800	Rackable Systems, Inc. (a)	861,600

		4,433,256

Construction & Engineering 1.3%
148,000	Dycom Industries, Inc. (a)	2,931,880
215,800	Insituform Technologies, Inc. Class A (a)	3,459,274

		6,391,154

Construction Materials 0.7%
100,900	Headwaters, Inc. (a)	3,468,942

Consumer Finance 1.6%
197,100	Alliance Data Systems Corp. (a)(b)	7,994,376

Diversified Consumer Services 3.6%
75,200	Bright Horizons Family Solutions, Inc. (a)	3,062,144
103,600	Career Education Corp. (a)	3,792,796
336,800	Education Management Corp. (a)	11,360,264

		18,215,204

Diversified Telecommunication Services 2.2%
657,210	Broadwing Corp. (a)	3,036,310
260,600	Fairpoint Communications, Inc.	4,208,690
198,100	Iowa Telecommunications Services, Inc.	3,714,375
9,500	NeuStar, Inc. Class A (a)	243,200

		11,202,575

Electrical Utilities 0.4%
74,300	PNM Resources, Inc.	2,140,583

Electrical Equipment 0.4%
503,600	GrafTech International Ltd. (a)(b)	2,165,480

Electronic Equipment & Instruments 3.9%
102,900	Arrow Electronics, Inc. (a)	2,794,764
62,400	Benchmark Electronics, Inc. (a)	1,898,208
573,900	Insight Enterprises, Inc. (a)(b)	11,581,302
152,800	Tektronix, Inc.	3,555,656

		19,829,930

Energy Equipment & Services 4.0%
78,400	Cooper Cameron Corp. (a)(b)	4,864,720
330,900	Pride International, Inc. (a)(b)	8,504,130
191,600	Universal Compression Holdings, Inc. (a)	6,943,584

		20,312,434

Food & Staples Retailing 1.1%
177,600	Performance Food Group Co. (a)	5,365,296

Food Products 0.5%
65,100	Ralcorp Holdings, Inc.	2,678,865

Gas Utilities 1.9%
112,100	AGL Resources, Inc.	4,332,665
174,200	Atmos Energy Corp.	5,016,960

		9,349,625

Health Care Equipment & Supplies 1.8%
116,700	Integra LifeSciences Holdings (a)(b)	3,407,640
77,500	Invacare Corp.	3,437,900
65,600	Varian, Inc. (a)	2,479,024

		9,324,564

Health Care Providers & Services 8.1%
124,700	AMERIGROUP Corp. (a)	5,012,940
61,600	Cerner Corp. (a)	4,186,952
91,900	Covance, Inc. (a)	4,123,553
118,500	DaVita, Inc. (a)	5,389,380
94,700	Henry Schein, Inc. (a)	3,931,944
72,700	LifePoint Hospitals, Inc. (a)(b)	3,672,804
340,100	Odyssey Healthcare, Inc. (a)(b)	4,904,242
116,700	Omnicare, Inc. (b)	4,951,581
83,900	Triad Hospitals, Inc. (a)	4,584,296

		40,757,692

Hotels, Restaurants & Leisure 2.0%
183,900	GTECH Holdings Corp.	5,377,236
47,300	Rare Hospitality International, Inc. (a)	1,441,231
95,700	Speedway Motorsports, Inc.	3,498,792

		10,317,259

Household Durables 0.8%
120,900	WCI Communities, Inc. (a)(b)	3,872,427

Insurance 2.7%
134,000	Aspen Insurance Holdings Ltd.	3,693,040
147,200	Axis Capital Holdings Ltd.	4,165,760
74,500	StanCorp Financial Group, Inc.	5,705,210

		13,564,010

Internet & Catalog Retail 1.1%
322,300	GSI Commerce, Inc. (a)	5,398,525

Internet Software & Services 2.9%
397,000	Ariba, Inc. (a)	2,302,600
553,600	Digitas, Inc. (a)(b)	6,316,576
142,800	Equinix, Inc. (a)(b)	6,188,952

		14,808,128

It Services 1.6%
50,800	Answerthink, Inc. (a)	180,340
59,400	Global Payments, Inc. (b)	4,027,320
556,000	Lionbridge Technologies, Inc. (a)(b)	3,769,680

		7,977,340

Machinery 3.0%
34,600	Cuno, Inc. (a)	2,471,824
11,900	ESCO Technologies, Inc. (a)	1,199,520
114,500	Graco, Inc.	3,901,015
159,700	Kaydon Corp.	4,447,645
72,200	Pentair, Inc.	3,090,882

		15,110,886

Media 4.7%
130,500	Entercom Communications Corp. (a)(b)	4,344,345
327,600	Entravision Communications Corp. Class A (a)	2,552,004
343,500	Harris Interactive, Inc. (a)	1,672,845
251,400	Imax Corp. (a)(b)	2,498,916

506,300	Radio One, Inc., Class D (a)(b)	6,465,451
324,500	Regal Entertainment Group Class A (b)	6,126,560

		23,660,121

Metals & Mining 3.6%
87,900	Arch Coal, Inc.	4,787,913
176,100	Century Aluminum Co. (a)(b)	3,592,440
435,100	Goldcorp, Inc.	6,865,878
81,600	Massey Energy Corp.	3,077,952

		18,324,183

Oil, Gas & Consumable Fuels 4.4%
155,400	Denbury Resources, Inc. (a)(b)	6,180,258
73,300	Quicksilver Resources, Inc. (a)(b)	4,686,069
135,900	Remington Oil & Gas Corp. (a)(b)	4,851,630
137,800	Southwestern Energy Co. (a)	6,473,844

		22,191,801

Pharmaceuticals 1.5%
192,000	Andrx Corp. (a)	3,899,520
239,100	Impax Laboratories, Inc. (a)(b)	3,753,870

		7,653,390

Real Estate 2.6%
94,800	American Financial Realty Trust	1,458,024
141,200	CB Richard Ellis Group, Inc. (Class A) (a)	6,193,032
228,200	Sunstone Hotel Investors, Inc.	5,536,132

		13,187,188

Road & Rail 2.0%
529,600	Heartland Express, Inc.	10,290,128

Semiconductors & Semiconductor Equipment 1.8%
105,800	Cabot Microelectronics Corp. (a)	3,067,142
145,100	Intersil Corp. (Class A)	2,723,527
154,500	Power Integrations, Inc. (a)(b)	3,332,565

		9,123,234

Software 2.3%
93,000	Business Objects S.A. (ADR) (France)(a)	2,445,900
160,700	Citrix Systems, Inc. (a)	3,480,762
90,400	Mercury Interactive Corp. (a)	3,467,744
374,000	TIBCO Software, Inc. (a)	2,445,960

		11,840,366

Specialty Retail 3.1%
101,000	Advance Auto Parts (a)	6,519,550
195,500	Cost Plus, Inc. (a)(b)	4,875,770
148,700	PETCO Animal Supplies, Inc. (a)	4,359,884

		15,755,204

Thrifts & Mortgage Finance 0.6%
221,900	First Niagara Financial Group, Inc.	3,235,302

Trading Companies & Distributors 0.8%
194,300	Interline Brands, Inc. (a)	3,847,140

Water Utilities 1.0%
164,100	Aqua America, Inc.	4,880,334

Wireless Telecommunication Services 4.2%
483,300	Alamosa Holdings, Inc. (a)	6,717,870
421,600	American Tower Corp. (Class A) (a)	8,862,032
74,100	SpectraSite, Inc. (a)(b)	5,515,263

		21,095,165

	Total long-term investments (cost $404,433,766)	491,913,997

Principal Amount
SHORT-TERM INVESTMENTS 35.2%
Mutual Fund
$177,823,057	Dryden Core Investment Fund-Taxable Money Market Series(c) (cost $177,823,057)	177,823,057

	Total Investments 132.6%
	(cost $582,256,823)(d)	669,737,054
	Liabilities in excess of other assets (32.6%) (Includes cash collateral for securities on loan of $164,511,622)	(164,836,207)

	Net Assets 100.0%	$504,900,847

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security on loan. The aggregate market value of such securities is $157,845,788; cash collateral of $164,511,622 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of the fund’s investments was $583,074,358; and net unrealized appreciation on investments for federal income tax purposes was $86,662,696 (gross unrealized appreciation $105,783,188; gross unrealized depreciation $19,120,492). The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by P1.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 10, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 10, 2005

* Print the name and title of each signing officer under his or her signature.